Fair value of financial instruments	12 Months Ended
Dec. 31, 2019
Fair value of financial instruments
Fair value of financial instruments

24. Fair value of financial instruments

Financial assets and liabilities recorded at fair value are categorized based on the amount of unobservable inputs used to measure their fair value. Three hierarchical levels are based on an increasing amount of judgment associated with the inputs used to derive fair valuation for these assets and liabilities, level 1 being market values for exchange traded products, level 2 being primarily based on quotes from third-party pricing services, and level 3 requiring most management judgment. At the end of each reporting period, the Group categorizes its financial assets and liabilities to appropriate level of fair value hierarchy. Items carried at fair value in the following table are measured at fair value on a recurring basis.

	Carrying amounts								Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total	Total
2019
Non-current financial investments	–	–	–	740	–	–	–	740	740
Other non-current financial assets	165	–	171	6	–	103	–	445	430
Other current financial assets including derivatives	46	–	81	–	–	37	–	164	164
Trade receivables	–	–	–	–	–	5 025	–	5 025	5 025
Current financial investments	42	–	51	–	–	4	–	97	97
Cash and cash equivalents	4 090	–	1 820	–	–	–	–	5 910	5 910
Total financial assets	4 343	–	2 123	746	–	5 169	–	12 381	12 366
Long-term interest-bearing liabilities	3 985	–	–	–	–	–	–	3 985	4 056
Other long-term financial liabilities	–	–	10	20	–	–	–	30	30
Short-term interest-bearing liabilities	292	–	–	–	–	–	–	292	292
Other financial liabilities including derivatives	–	–	164	639	–	–	–	803	803
Trade payables	3 786	–	–	–	–	–	–	3 786	3 786
Total financial liabilities	8 063	–	174	659	–	–	–	8 896	8 967

	Carrying amounts								Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total	Total
2018
Non-current financial investments	–	8	–	682	–	–	–	690	690
Other non-current financial assets	188	–	94	6	–	85	–	373	357
Other current financial assets including derivatives	20	–	131	–	–	92	–	243	243
Trade receivables	–	–	–	–	–	4 856	–	4 856	4 856
Current financial investments	106	–	52	–	–	454	–	612	612
Cash and cash equivalents	4 531	–	1 730	–	–	–	–	6 261	6 261
Total financial assets	4 845	8	2 007	688	–	5 487	–	13 035	13 019
Long-term interest-bearing liabilities	2 826	–	–	–	–	–	–	2 826	2 818
Other long-term financial liabilities	–	–	–	14	–	–	–	14	14
Short-term interest-bearing liabilities	994	–	–	–	–	–	–	994	997
Other financial liabilities including derivatives	–	–	198	693	–	–	–	891	891
Trade payables	4 773	–	–	–	–	–	–	4 773	4 773
Total financial liabilities	8 593	–	198	707	–	–	–	9 498	9 493
(1)

The following fair value measurement methods are used for items not carried at fair value: The fair values of long-term interest-bearing liabilities, including current part, are primarily based on quotes from third-party pricing services (level 2). The fair values of other assets and liabilities, including loan receivables and loans payable are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity. Refer to Note 2, Significant accounting policies.

Lease liabilities are not included in the fair value of financial instruments.

The level 1 category includes financial assets and liabilities that are measured in whole by reference to published quotes in an active market. A financial instrument is regarded as quoted in an active market if quoted prices are readily and regularly available from an exchange, and those prices represent actual and regularly occurring market transactions on an arm’s-length basis. This category includes only exchange traded products.

The level 2 category includes financial assets and liabilities measured using a valuation technique based on assumptions that are supported by prices from observable current market transactions. These include assets and liabilities with fair values based on quotes from third-party pricing services, financial assets with fair values based on broker quotes and assets that are valued using the Group’s own valuation models whereby the material assumptions are market observable. The majority of the Group’s listed bonds and other securities, over-the-counter derivatives, trade receivables and certain other products are included within this category.

The level 3 financial assets category includes a large number of investments in unlisted equities and unlisted venture funds, including investments managed by NGP Capital specializing in growth-stage investing. The fair value of level 3 investments is determined using one or more valuation techniques where the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of calculating the net present value of expected future cash flows. For unlisted funds, the selection of appropriate valuation techniques by the fund managing partner may be affected by the availability and reliability of relevant inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances multiple valuation techniques may be appropriate.

The inputs generally considered in determining the fair value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations or other transactions undertaken by the issuer, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The level 3 investments are valued on a quarterly basis taking into consideration any changes, projections and assumptions, as well as any changes in economic and other relevant conditions. The fair value may be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the managing partner in the absence of market information. Assumptions used by the managing partner due to the lack of observable inputs may impact the resulting fair value of individual investments, but no individual input has a significant impact on the total fair value of the level 3 investments.

Level 3 financial liabilities include a conditional obligation to China Huaxin as part of the Nokia Shanghai Bell definitive agreements where China Huaxin obtained the right to fully transfer its ownership interest in Nokia Shanghai Bell to the Group in exchange for a future cash settlement. The fair value of the liability is calculated using the net present value of the expected future cash settlement. The most significant unobservable valuation inputs include certain financial performance metrics of Nokia Shanghai Bell. No individual input has a significant impact on the total fair value of the level 3 financial liability. Refer to Note 33, Significant partly-owned subsidiaries.

Reconciliation of the opening and closing balances on level 3 financial assets and liabilities:

	Level 3 Financial	Level 3 Financial
EURm	Assets	Liabilities
As of December 31, 2017	552	(672)
Adoption of IFRS 9(1)	122	–
As of January 1, 2018	674	(672)
Net gains/(losses) in income statement	49	(34)
Additions	119	–
Deductions	(150)	8
Other movements	(4)	(9)
As of December 31, 2018	688	(707)
Net gains in income statement	49	35
Additions	90	–
Deductions	(79)	1
Other movements	(2)	12
As of December 31, 2019	746	(659)
(1)

Non-current available-for-sale investments for which the fair value was estimated to equal cost less impairment under IAS 39, as their fair value was not possible to estimate reliably, are classified as level 3 financial assets at fair value through profit or loss under IFRS 9, Financial Instruments.

The gains and losses from venture fund and similar investments categorized in level 3 are included in other operating income and expenses. The gains and losses from other level 3 financial assets and liabilities are recorded in financial income and expenses.  A net gain of EUR 73 million (net loss of EUR 96 million in 2018) related to level 3 financial instruments held at December 31, 2019, was included in the profit and loss during 2019.